The Company estimates the recovery of the deferred tax assets as follows: (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	R$ 2,090
Up To One Year [Member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	387
Later Than One Year And Not Later Than Two Years 2 [Member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	304
Later Than Two Years And Not Later Than Three Years 2 [Member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	248
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	307
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	369
Later than five years [member]
IfrsStatementLineItems [Line Items]
Recovery of deferred tax assets	R$ 475